Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
HARTFORD GLOBAL HEALTH HLS FUND (Prospectus Summary) I | HARTFORD GLOBAL HEALTH HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001053425_SupplementTextBlock

SUPPLEMENT

DATED MAY 6, 2011 TO

HARTFORD GLOBAL HEALTH HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011

Effective August 5, 2011, the name of the Hartford Global Health HLS Fund (the “Fund”) will be changed to “Hartford Healthcare HLS Fund.”

Accordingly, effective August 5, 2011, on the front cover of the above referenced Prospectus and Summary Prospectus, the Fund’s name is changed to Hartford Healthcare HLS Fund and conforming changes are made throughout the Prospectus and Summary Prospectus.

HARTFORD GLOBAL HEALTH HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
HARTFORD GLOBAL HEALTH HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX